Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Note 7. Property, Plant and Equipment, Net
Property, plant and equipment, net consisted of the following:

	December 31,
	2024	2023
	(U.S. $ in thousands)
Machinery and equipment	$147,763	$158,883
Buildings and improvements	179,977	173,117
Computer equipment and software	56,714	54,038
Office equipment, furniture and fixtures	14,056	14,301
Land	18,867	19,019
	417,377	419,358
Accumulated depreciation and amortization and impairment	(237,658)	(224,185)
	179,719	195,173
Construction work in progress	4,660	2,379
	$184,379	$197,552
Depreciation expenses were $21.5 million, $22.4 million and $22.6 million in the years ended December 31, 2024, 2023 and 2022, respectively. During the years ended December 31, 2024, 2023 and 2022, the Company recorded impairment charges of $0 million, $4.4 million and $3.8 million, respectively, which were recorded in the Consolidated Statements of Operations and Comprehensive Loss under cost of sales.